Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 61	$ 78	$ 86
Accruals and other	31	16	16
Payments	(34)	(34)	(23)
Foreign exchange	(1)	1	(1)
End of year	57	61	78
Current portion - End of year	$ 38	39	57
Anticipated environmental liability disbursement time frame	the next five years
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 25	22	20
Environmental capital expenditures	$ 25	$ 19	$ 21